Financial Instruments and Financial Risk Management - Schedule of Accounts Receivable Past Due or Impaired (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable
AR accruals	$ 396	$ 343
Receivables impaired	0	0
Allowance for credit losses	(41)	(41)
Accounts receivable	1,444	1,222
Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	926	775
31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	52	61
61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	17	12
Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	53	31
Trade receivable
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	1,465	1,238
AR accruals	396	343
Receivables impaired	41	33
Trade receivable | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	906	758
Trade receivable | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	52	61
Trade receivable | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	17	12
Trade receivable | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	53	31
Other
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, gross	20	17
AR accruals	0	0
Receivables impaired	0	0
Other | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	20	17
Other | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Other | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Other | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Accounts receivable	0	0
Allowance for credit losses
Accounts, Notes, Loans and Financing Receivable
AR accruals	0	0
Allowance for credit losses	(41)	(33)
Allowance for credit losses | Less than 30 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | 31 to 60 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | 61 to 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	0	0
Allowance for credit losses | Over 90 days
Accounts, Notes, Loans and Financing Receivable
Allowance for credit losses	$ 0	$ 0